Expense Example - Victory NewBridge Large Cap Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	706	1,013	1,342	2,270	313	775	1,364	2,961	97	380	684	1,548	104	486	893	2,032